AST International Equity Portfolio Expense Example, No Redemption - AST International Equity Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 104
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	$ 1,248